Refinancing and restructuring operations	12 Months Ended
Dec. 31, 2024
Refinancing and restructuring operations [Abstract]
Refinancing and restructuring operations	Refinancing and restructuring operations
Policies and principles with respect to refinancing and restructuring operations
Refinancing and restructuring transactions are carried out with customers who have requested such an operation in order to meet their current loan payments if they are expected, or may be expected, to experience financial difficulty in making payments in the future.
The basic aim of a refinancing and restructuring operation is to provide the customer with a situation of financial viability over time by adapting the repayment of the loan entered into with the Group to the customer’s new situation of fund generation. The use of refinancing and restructuring for other purposes, such as to delay loss recognition, is contrary to the Group’s policies.
The Group’s refinancing and restructuring policies are based on the following general principles:
•Refinancing and restructuring is authorized according to the capacity of customers to pay the new installments. This is done by first identifying the origin of the payment difficulties and then carrying out an analysis of the customers’ viability, including an updated analysis of their economic and financial situation and capacity to pay and generate funds. If the customer is a company, the analysis also covers the situation of the industry in which it operates.
•With the aim of increasing the solvency of the operation, new guarantees and/or guarantors of demonstrable solvency are obtained where possible. An essential part of this process is an analysis of the effectiveness of both the new and original guarantees.
•This analysis is carried out from the overall customer or group perspective.
•Refinancing and restructuring operations do not in general increase the amount of the customer’s loan, except for the expenses inherent to the operation itself.
•The capacity to refinance and restructure loans is not delegated to the branches, but decided by the risk units.

•The decisions made are reviewed from time to time with the aim of evaluating full compliance with refinancing and restructuring policies.
In the case of retail customers (private individuals), the main aim of the Group’s policy on refinancing and restructuring loans is to avoid default arising from a customer’s temporary liquidity problems by implementing structural solutions that do not increase the balance of the customer’s loan. The solution required is adapted to each case and the loan repayment is easened, in accordance with the following principles:
•Analysis of the viability of the operations based on the customer’s willingness and ability to pay, which may be reduced, but should nevertheless be present. The customer must therefore repay at least the interest on the operation in all cases. No arrangements may be concluded that involve a grace period for both principal and interest.
•Refinancing and restructuring of operations is only allowed on those loans in which the Group originally entered into.
•Customers subject to refinancing and restructuring operations are excluded from marketing campaigns of any kind.
Under restructuring or refinancing, the cure period is defined as one year from the latter of:
•The moment of extending the restructuring measures.
•The moment when the exposure has been classified as defaulted.
•The end of the grace period included in the restructuring agreements.
Additionally, this period should not be shorter than the period during which material payment has been made by the customer.
During the cure period, facilities have a PD of 100% assigned and are classified as Stage 3.
Once the cure period for Stage 3 is finished, the contract refinancing and restructuring is transferred to Stage 2 for two additional years.
The following table provides information about the Group's refinanced assets:

	December 31, 2024	December 31, 2023
Refinanced assets	25,937,582	21,512,288
Allowances for ECL	(15,725,577)	(12,767,907)
The table below includes Stage 2 and Stage 3 assets that were refinanced during the period, with the related modification loss suffered by the Group:

	December 31, 2024	December 31, 2023
Additions of financial assets at amortized cost modified during the period	19,990,358	17,926,003
Net modification loss	(689,942)	(956,980)
The table below shows the gross carrying amount of modified financial assets for which loss allowance has changed to 12-month ECL measurement during the period:

	Post modification
December 31, 2024	Gross carrying amount	ECL
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)	94,200	1,373
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured	131,827	6,204

	Post modification
December 31, 2023	Gross carrying amount	ECL
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)	294,263	2,003
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured	1,353,794	34,500